Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue
Revenues		$ 8,935,021	$ 19,275,673	$ 13,464,430
Cost of sales
Cost of sales		(10,856,424)	(17,596,008)	(10,695,826)
Gross profit (loss)		(1,921,403)	1,679,665	2,768,604
Operating expenses:
General and administrative expenses		(11,808,274)	(8,845,949)	(1,336,394)
Income (loss) from operations		(13,729,677)	(7,166,284)	1,432,210
Other income, net		354,097	290,337	116,397
Interest expense		(183,361)	(224,412)	(210,713)
Income (loss) before tax expense		(13,558,941)	(7,100,359)	1,337,894
Income tax (expense) recovery		267,774	119,291	(246,609)
Net income (loss)		(13,291,167)	(6,981,068)	1,091,285
Foreign currency translations adjustment		(126,747)
Total comprehensive income (loss)		$ (13,417,914)	$ (6,981,068)	$ 1,091,285
Net earnings (losses) per share attributable to ordinary shareholders
Basic		$ (4.13)	$ (4.52)	$ 0.78
diluted		$ (4.13)	$ (4.52)	$ 0.78
Weighted average number of ordinary shares used in computing net earnings per share
Basic	[1]	3,218,957	1,542,894	1,406,250
diluted	[1]	3,218,957	1,542,894	1,406,250
Third Party [Member]
Revenue
Revenues		$ 8,491,707	$ 18,631,925	$ 13,464,430
Cost of sales
Cost of sales		(9,574,016)	(16,708,063)	(9,672,689)
Related Party [Member]
Revenue
Revenues		443,314	643,748
Cost of sales
Cost of sales		$ (1,282,408)	$ (887,945)	$ (1,023,137)

[1]	The shares and per share data are presented on a retroactive basis to reflect the share consolidation (reverse share split) on February 17, 2026 (Note 16).